Document And Entity Information - shares	6 Months Ended
	Jun. 30, 2016	Sep. 16, 2016
Document Information [Line Items]
Entity Registrant Name	Amchi Gendynamy Science Corp
Entity Central Index Key	0001610764
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		27,207,994
Document Type	S-1/A
Document Period End Date	Jun. 30, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q2
Amendment Flag	true
Amendment Description	This registration statement and the prospectus therein cover the registration of or 27,207,994 shares of common stock offered by the holders thereof. The information contained in this prospectus is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission and these securities may not be sold until that registration statement becomes effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.